N-6	May 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Marathon VUL Ultra | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Marathon VUL Ultra | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Protector IVUL - Series H | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Protector IVUL - Series H | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Nationwide Protector IVUL | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Nationwide Protector IVUL | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.